SLM Student Loan Trust 2008-2
Quarterly Servicing Report

Distribution Date	07/25/2008
Collection Period	04/01/2008 - 06/30/2008
SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-2 Deal Parameters

	Student Loan Portfolio Characteristics		03/31/2008	Activity	06/30/2008
A	i	Portfolio Balance	$2,135,405,729.35	($15,220,269.74)	$2,120,185,459.61
	ii	Interest to be Capitalized	45,000,075.26		52,702,591.47

	iii	Total Pool	$2,180,405,804.61		$2,172,888,051.08
	iv	Capitalized Interest	75,000,000.00		75,000,000.00
	v	Prefunding Account	0.00		0.00
	vi	Specified Reserve Account Balance	5,451,014.51		5,432,220.13

	vii	Total Adjusted Pool	$2,260,856,819.12		$2,253,320,271.21

B	i	Weighted Average Coupon (WAC)	7.162%		7.164%
	ii	Weighted Average Remaining Term	133.59		131.60
	iii	Number of Loans	498,814		494,533
	iv	Number of Borrowers	268,510		266,131
	v	Aggregate Outstanding Principal Balance - T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance - T-Bil	$97,231,127		$94,340,375
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$2,083,174,678		$2,078,547,676
	viii	Pool Factor	0.991103362		0.987686167

						% of O/S			% of O/S
	Notes		Spread	Balance 04/25/2008		Securities	Balance 07/25/2008		Securities
C	i	A-1 Notes	784442AA3	0.30%	$602,951,403.81		26.615%	$592,630,921.36		26.279%
	ii	A-2 Notes	784442AB1	0.45%	514,000,000.00		22.689%	514,000,000.00		22.793%
	iii	A-3 Notes	784442AC9	0.75%	1,080,064,000.00		47.676%	1,080,064,000.00		47.894%
	iv	B Notes	784442AD7	1.20%	68,414,000.00		3.020%	68,414,000.00		3.034%

		Total Notes			$2,265,429,403.81		100.000%	$2,255,108,921.36		100.000%

	Reserve Account		04/25/2008	07/25/2008
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)	$—	$0.00
	iii	Specified Reserve Acct Balance ($)	$5,451,014.51	$5,432,220.13
	iv	Reserve Account Floor Balance ($)	$2,199,978.00	$2,199,978.00
	v	Current Reserve Acct Balance ($)	$5,451,014.51	$5,432,220.13

	Other Accounts		04/25/2008	07/25/2008
E	i	Supplemental Loan Purchase Account	$0.00	$0.00
	ii	Prefunding Account	$0.00	$0.00
	iii	Capitalized Interest Account	$75,000,000.00	$75,000,000.00
	iv	Floor Income Rebate Account	$4,980,671.70	$10,567,103.46

	Asset/Liability		04/25/2008	07/25/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Accd	$2,260,856,819.12	$2,253,320,271.21
	ii	Total Outstanding Balance Notes	$2,265,429,403.81	$2,255,108,921.36
	iii	Difference	$(4,572,584.69)	$(1,788,650.15)
	iv	Parity Ratio	0.99798	0.99921

II. 2008-2	Transactions from:		04/01/2008	through:	06/30/2008
A	Student Loan Principal Activity
	i	Regular Principal Collections			$24,682,833.92
	ii	Principal Collections from Guarantor			1,135,849.48
	iii	Principal Reimbursements			210,859.92
	iv	Other System Adjustments			0.00

	v	Total Principal Collections			$26,029,543.32

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments			$28,460.21
	ii	Capitalized Interest			(10,837,733.79)

	iii	Total Non-Cash Principal Activity			$(10,809,273.58)

C	Student Loan Principal Purchases				$0.00

D	Total Student Loan Principal Activity				$15,220,269.74

E	Student Loan Interest Activity
	i	Regular Interest Collections			$8,319,467.18
	ii	Interest Claims Received from Guarantors			23,866.64
	iii	Collection Fees/Returned Items			5,890.86
	iv	Late Fee Reimbursements			191,720.00
	v	Interest Reimbursements			11,701.40
	vi	Other System Adjustments			0.00
	vii	Special Allowance Payments			(500.14)
	viii	Subsidy Payments			7,301,487.93

	ix	Total Interest Collections			$15,853,633.87

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment			$(729.52)
	ii	Capitalized Interest			10,837,733.79

	iii	Total Non-Cash Interest Adjustments			$10,837,004.27

G	Student Loan Interest Purchases				$0.00

H	Total Student Loan Interest Activity				$26,690,638.14

I	Non-Reimbursable Losses During Collection Period				$68.01
J	Cumulative Non-Reimbursable Losses to Date				$68.01

II. 2008-2	Transactions from:	04/01/2008	through:	06/30/2008
A	Principal Collections
	i	Principal Payments Received		$22,260,208.12
	ii	Consolidation Principal Payments		3,558,475.28
	iii	Reimbursements by Seller		45,100.60
	iv	Borrower Benefits Reimbursements		90,864.15
	v	Reimbursements by Servicer		45.49
	vi	Re-purchased Principal		74,849.68

	vii	Total Principal Collections		$26,029,543.32

B	Interest Collections
	i	Interest Payments Received		$15,582,010.49
	ii	Consolidation Interest Payments		62,311.12
	iii	Reimbursements by Seller		(4,435.84)
	iv	Borrower Benefits Reimbursements		0.00
	v	Reimbursements by Servicer		13,574.61
	vi	Re-purchased Interest		2,562.63
	vii	Collection Fees/Return Items		5,890.86
	viii	Late Fees		191,720.00

	ix	Total Interest Collections		$15,853,633.87

C	Other Reimbursements			$118,545.96

D	Reserves in Excess of the Requirement			$18,794.38

E	Administrator Account Investment Income			$0.00

F	Investment Earnings for Period in Trust Accounts			$783,748.82

G	Funds borrowed during previous distribution			$0.00

H	Funds borrowed from subsequent distribution			$0.00

I	Excess Transferred from Supplemental Loan Purchase Account			$0.00

J	Excess Transferred from Pre-Funding Account			$0.00

K	Funds Released from Capitalized Interest Account			$0.00

L	Intial Deposit to the Collection Account			$0.00

M	TOTAL AVAILABLE FUNDS			$42,804,266.35

	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer		$(1,234,345.00)
		Floor Income Rebate Fees to Dept. of Education		$(4,988,998.06)
		Funds Allocated to the Floor Income Rebate Account		$(10,567,103.46)
		Funds Released from the Floor Income Rebate Account		$4,980,671.70

N	NET AVAILABLE FUNDS			$30,994,491.53

O	Servicing Fees Due for Current Period			$635,566.00

P	Carryover Servicing Fees Due			$0.00

Q	Administration Fees Due			$20,000.00

R	Total Fees Due for Period			$655,566.00

IV. 2008-2   Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008

INTERIM:
In School
Current	6.787%	6.789%	252,559	207,143	50.632%	41.887%	$1,155,363,347.03	$939,937,656.55	54.105%	44.333%

Grace
Current	6.774%	6.778%	57,998	65,057	11.627%	13.155%	173,540,764.74	$273,489,527.47	8.127%	12.899%

TOTAL INTERIM	6.785%	6.786%	310,557	272,200	62.259%	55.042%	$1,328,904,111.77	$1,213,427,184.02	62.232%	57.232%

REPAYMENT
Active
Current	7.870%	7.703%	99,307	123,101	19.909%	24.892%	$399,926,907.94	$477,591,512.18	18.728%	22.526%
31-60 Days Delinquent	7.753%	7.537%	10,870	11,638	2.179%	2.353%	42,117,922.62	38,886,919.65	1.972%	1.834%
61-90 Days Delinquent	7.335%	7.362%	6,877	6,414	1.379%	1.297%	21,165,957.68	18,697,689.13	0.991%	0.882%
91-120 Days Delinquent	7.264%	7.569%	2,949	3,783	0.591%	0.765%	8,497,169.81	12,422,408.74	0.398%	0.586%
> 120 Days Delinquent	7.374%	7.351%	9,804	15,168	1.965%	3.067%	27,501,915.96	43,339,502.92	1.288%	2.044%

Deferment
Current	7.841%	7.778%	37,899	37,405	7.598%	7.564%	223,845,772.27	209,238,137.40	10.483%	9.869%

Forbearance
Current	7.619%	7.645%	20,409	24,159	4.092%	4.885%	82,918,414.86	104,588,239.84	3.883%	4.933%

TOTAL REPAYMENT	7.793%	7.681%	188,115	221,668	37.712%	44.824%	$805,974,061.14	$904,764,409.86	37.743%	42.674%

Claims in Process (1)	7.274%	7.373%	142	665	0.028%	0.134%	$527,556.44	$1,993,865.73	0.025%	0.094%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.162%	7.164%	498,814	494,533	100.000%	100.000%	$2,135,405,729.35	$2,120,185,459.61	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2008-2      Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%*
- GSL — Subsidized	6.883%	263,898	$868,086,017.57	40.944%
- GSL — Unsubsidized	6.849%	196,581	853,526,802.60	40.257%
- PLUS Loans	8.469%	33,442	396,217,340.38	18.688%
- SLS Loans	8.198%	612	2,355,299.06	0.111%

- Total	7.164%	494,533	$2,120,185,459.61	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%*
-Four Year	7.171%	394,964	$1,863,460,834.61	87.891%
-Two Year	7.089%	78,894	200,488,602.70	9.456%
-Technical	7.194%	20,662	56,225,128.53	2.652%
-Other	7.698%	13	10,893.77	0.001%

- Total	7.164%	494,533	$2,120,185,459.61	100.000%

*	Percentages may not total 100% due to rounding

GSL — Guaranteed Stafford Loan

PLUS — Parent Loans for Undergraduate Students

SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2008-2      Interest Accruals

A	Borrower Interest Accrued During Collection Period	$26,107,480.51
B	Interest Subsidy Payments Accrued During Collection Period	11,593,426.37
C	Special Allowance Payments Accrued During Collection Period	0.00
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	783,748.82
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$38,484,655.70
VII. 2008-2       Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.008139444	04/25/2008 - 07/25/2008	1 NY Business Day	3.22000%	LIBOR
B	Class A-2 Interest Rate	0.008518611	04/25/2008 - 07/25/2008	1 NY Business Day	3.37000%	LIBOR
C	Class A-3 Interest Rate	0.009276944	04/25/2008 - 07/25/2008	1 NY Business Day	3.67000%	LIBOR
D	Class B Interest Rate	0.010414444	04/25/2008 - 07/25/2008	1 NY Business Day	4.12000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2008-2      Inputs From Prior Period      03/31/2008

A	Total Student Loan Pool Outstanding
	i Portfolio Balance	$2,135,405,729.35
	ii Interest To Be Capitalized	45,000,075.26

	iii Total Pool	$2,180,405,804.61
	iv Capitalized Interest	75,000,000.00
	v Prefunding Account Balance	0.00
	vi Specified Reserve Account Balance	5,451,014.51

	vii Total Adjusted Pool	$2,260,856,819.12

B	Total Note Factor	0.993401122
C	Total Note Balance	$2,265,429,403.81

D	Note Balance 04/25/2008	Class A-1	Class A-2	Class A-3	Class B
	i Current Factor	0.975649521	1.000000000	1.000000000	1.000000000
	ii Expected Note Balance	$602,951,403.81	$514,000,000.00	$1,080,064,000.00	$68,414,000.00

	iii Note Principal Shortfall	$4,572,584.69	$0.00	$0.00	$0.00
	iv Interest Shortfall	$0.00	$0.00	$0.00	$0.00
	v Interest Carryover	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$5,451,014.51
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00

I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-2     Waterfall for Distributions

			Remaining
			Funds Balance
A	Total Available Funds ( Section III-M )	$30,994,491.53	$30,994,491.53

B	Primary Servicing Fees — Current Month	$635,566.00	$30,358,925.53

C	Administration Fee	$20,000.00	$30,338,925.53

D	Class A Noteholders’ Interest Distribution Amounts
	i Class A-1	$4,907,689.45	$25,431,236.08
	ii Class A-2	$4,378,566.11	$21,052,669.97
	iii Class A-3	$10,019,693.72	$11,032,976.25
	v Total Class A Interest Distribution	$19,305,949.28

E	Class B Noteholders’ Interest Distribution Amount	$712,493.80	$10,320,482.45

F	Class A Noteholders’ Principal Distribution Amounts
	i Class A-1	$10,320,482.45	$0.00
	ii Class A-2	$0.00	$0.00
	iii Class A-3	$0.00	$0.00
	v Total Class A Principal Distribution	$10,320,482.45

G	Class B Noteholders’ Principal Distribution Amount	$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$0.00

I	Carryover Servicing Fees	$0.00	$0.00

J	Excess to Certificateholder	$0.00	$0.00

K	Waterfall Triggers
	i Student Loan Principal Outstanding	$2,120,185,459.61
	ii Interest to be Capitalized	52,702,591.47
	iii Reserve Account Balance (after any reinstatement)	5,432,220.13
	iv Capitalized Interest Account Balance	75,000,000.00
	v Pre-Funding Account Balance	0.00
	vi Less Specified Reserve Account Balance	(5,432,220.13)

	vii Total	$2,247,888,051.08

	viii Class A Notes Outstanding (after application of available funds)	$2,186,694,921.36

	ix Insolvency Event or Event of Default Under Indenture	N

	x Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (viii > vii or ix = Y)	N

X. 2008-2     Account Reconciliations

A	Reserve Account
	i Beginning of Period Account Balance	$5,451,014.51
	ii Deposits to correct Shortfall	$0.00
	iii Total Reserve Account Balance Available	$5,451,014.51
	iv Required Reserve Account Balance	$5,432,220.13
	v Shortfall Carried to Next Period	$0.00
	vi Excess Reserve — Release to Collection Account	$18,794.38
	vii Ending Reserve Account Balance	$5,432,220.13

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date	02/22/2008
	i Beginning of Period Account Balance	$—
	ii Supplemental Loan Purchases	$0.00
	iii Transfers to Collection Account	$—

	iv Ending Balance	$0.00

C	Prefunding Account
	Pre-Funding Period end date	03/31/2008
	i Beginning of Period Account Balance	$0.00
	ii Loans Funded	$0.00
	iii Transfers to Collection Account	$—

	iv Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date	04/27/2009
	i Beginning of Period Account Balance	$75,000,000.00
	ii Transfers to Collection Account	$0.00

	iii Ending Balance	$75,000,000.00

E	Floor Income Rebate Account
	i Beginning of Period Account Balance	$4,980,671.70
	ii Deposits for the Period	$10,567,103.46
	iii Release to Collection Account	$(4,980,671.70)

	iv Ending Balance	$10,567,103.46

XI. 2008-2      Distributions

A	Distribution Amounts	Class A-1	Class A-2	Class A-3	Class B
	i Quarterly Interest Due	$4,907,689.45	$4,378,566.11	$10,019,693.72	$712,493.80
	ii Quarterly Interest Paid	4,907,689.45	4,378,566.11	10,019,693.72	712,493.80

	iii Interest Shortfall	$0.00	$0.00	$0.00	$0.00

	vii Quarterly Principal Due	$12,109,132.60	$0.00	$0.00	$0.00
	viii Quarterly Principal Paid	10,320,482.45	0.00	0.00	0.00

	ix Quarterly Principal Shortfall	$1,788,650.15	$0.00	$0.00	$0.00

	x Total Distribution Amount	$15,228,171.90	$4,378,566.11	$10,019,693.72	$712,493.80

B	Principal Distribution Reconciliation
	i Notes Outstanding Principal Balance	6/30/08	$2,265,429,403.81
	ii Adjusted Pool Balance	6/30/08	2,253,320,271.21

	iii Notes Balance Exceeding Adjusted Pool (i-ii)		$12,109,132.60

	iv Adjusted Pool Balance	3/31/08	$2,260,856,819.12
	v Adjusted Pool Balance	6/30/08	2,253,320,271.21
	vi Current Principal Due (iv — v)		$7,536,547.91
	vii Notes Issued Exceeding Adjusted Pool Balance		4,572,584.69

	viii Principal Distribution Amount (vi + vii)		$12,109,132.60

	ix Principal Distribution Amount Paid		$10,320,482.45
	x Principal Shortfall (viii — ix)		$1,788,650.15
C	Total Principal Distribution		$10,320,482.45
D	Total Interest Distribution		20,018,443.08

E	Total Cash Distributions		$30,338,925.53

				Paydown
F	Note Balances		04/25/2008	Factor	07/25/2008
	i A-1 Note Balance	784442AA3	$602,951,403.81		$592,630,921.36
	A-1 Note Pool Factor		0.975649521	0.016699810	0.958949711

	ii A-2 Note Balance	784442AB1	$514,000,000.00		$514,000,000.00
	A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii A-3 Note Balance	784442AC9	$1,080,064,000.00		$1,080,064,000.00
	A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv B Note Balance	784442AD7	$68,414,000.00		$68,414,000.00
	B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-2	Historical Pool Information

			4/1/08-6/30/08	2/7/08-3/31/08
Beginning Student Loan Portfolio Balance			$2,135,405,729.35	$1,457,757,525.69

	Student Loan Principal Activity
	i	Regular Principal Collections	$24,682,833.92	$28,827,782.84
	ii	Principal Collections from Guarantor	1,135,849.48	45,354.52
	iii	Principal Reimbursements	210,859.92	102,039.77
	iv	Other System Adjustments	0.00	0.00

	v	Total Principal Collections	$26,029,543.32	$28,975,177.13
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$28,460.21	$120,446.56
	ii	Capitalized Interest	(10,837,733.79)	(3,982,222.33)

	iii	Total Non-Cash Principal Activity	$(10,809,273.58)	$(3,861,775.77)

	Student Loan Principal Purchases		$0.00	$(702,761,605.02)

(-)	Total Student Loan Principal Activity		$15,220,269.74	$(677,648,203.66)

	Student Loan Interest Activity
	i	Regular Interest Collections	$8,319,467.18	$4,653,449.19
	ii	Interest Claims Received from Guarantors	23,866.64	462.55
	iii	Collection Fees/Returned Items	5,890.86	4,639.77
	iv	Late Fee Reimbursements	191,720.00	96,113.96
	v	Interest Reimbursements	11,701.40	4,732.75
	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	(500.14)	0.00
	viii	Subsidy Payments	7,301,487.93	0.00

	ix	Total Interest Collections	$15,853,633.87	$4,759,398.22

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(729.52)	$(20,036.61)
	ii	Capitalized Interest	10,837,733.79	3,982,222.33

	iii	Total Non-Cash Interest Adjustments	$10,837,004.27	$3,962,185.72

	Student Loan Interest Purchases		$0.00	$(21,832,477.26)

	Total Student Loan Interest Activity		$26,690,638.14	$(13,110,893.32)

(=)	Ending Student Loan Portfolio Balance		$2,120,185,459.61	$2,135,405,729.35

(+)	Interest to be Capitalized		$52,702,591.47	$45,000,075.26

(=)	TOTAL POOL		$2,172,888,051.08	$2,180,405,804.61

(+)	Capitalized Interest		$75,000,000.00	$75,000,000.00

(+)	Reserve Account Balance		$5,432,220.13	$5,451,014.51

(+)	Prefunding Account balance		$—	$—

(=)	Total Adjusted Pool		$2,253,320,271.21	$2,260,856,819.12

XIII. 2008-2	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Apr-08	$2,180,405,805	0.00%
Jul-08	$2,172,888,051	2.23%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.